Paycheck Protection Program Loan Payable (Details) - USD ($)			1 Months Ended			12 Months Ended
	Feb. 07, 2021	Apr. 14, 2020	Nov. 15, 2021	Sep. 28, 2021	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 15, 2021
Paycheck Protection Program Loan Payable (Details) [Line Items]
Loan from paycheck protection program		$ 124,400			$ 132,331
Forgiven amount percentage used for payroll	60.00%	60.00%			60.00%
Promissory note description					The loan was granted pursuant to a promissory note dated January 27, 2021 issued by the Company, which matures on January 28, 2026 and bears interest at a rate of 1.00% per annum. The Company will pay the principal in one payment of all outstanding principal plus all accrued unpaid interest on that date that is five years after the date of the promissory note.
Loan from paycheck protection programs	$ 104,167
Interest rate	1.00%
Government grant income							$ 360,898
Paycheck Protection Program [Member]
Paycheck Protection Program Loan Payable (Details) [Line Items]
Debt Instrument, Payment Terms of description						The loan was granted pursuant to a promissory note dated April 14, 2020 issued by the Company, which matures on April 13, 2022 and bears interest at a rate of 1.00% per annum.
Loan amount								$ 124,400
Loan forgiven			$ 104,167	$ 132,331
Government grant income							$ 360,898